Commitments and Contingencies - Summary of Minimum (Base Rental) Lease Payments (Details) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Fiscal Year
2024	$ 182
2025	185
2026	169
Total operating lease payments	536
Less: imputed interest	(114)
Present value of operating lease liabilities	$ 422	$ 556